Subsequent Events (Details) $ / shares in Units, $ in Thousands					3 Months Ended			12 Months Ended
	May 02, 2017 USD ($) $ / shares shares	Apr. 24, 2017	Apr. 13, 2017 shares	Mar. 31, 2017 USD ($)	Jun. 29, 2017 USD ($)	Mar. 30, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($)	Dec. 29, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 25, 2014 USD ($) shares
Subsequent Event [Line Items]
Share price | $ / shares								$ 9.99
Payments on term loans | $						$ 875	$ 367	$ 98,334	$ 1,667	$ 1,467
Loss on extinguishment of debt | $								$ 1,813	$ 0	$ 0
Shares of stock authorized under the plan | shares								12,520,407	10,780,970
Number of options granted | shares						0		2,025,535	1,378,355	748,553
Term Loan Facility | Base Rate [Member] | Maximum
Subsequent Event [Line Items]
Variable interest rate (as a percent)						3.25%
Term Loan Facility | Base Rate [Member] | Minimum
Subsequent Event [Line Items]
Variable interest rate (as a percent)						2.75%
Term Loan Facility | London Interbank Offered Rate (LIBOR) [Member] | Maximum
Subsequent Event [Line Items]
Variable interest rate (as a percent)						4.25%
Term Loan Facility | London Interbank Offered Rate (LIBOR) [Member] | Minimum
Subsequent Event [Line Items]
Variable interest rate (as a percent)						3.75%
Subsequent Event
Subsequent Event [Line Items]
Stock split conversion ratio		321.820
Payments on term loans | $	$ 192,000
Loss on extinguishment of debt | $					$ 5,400
Subsequent Event | IPO
Subsequent Event [Line Items]
Net proceeds | $	$ 192,000
Subsequent Event | 2017 Plan
Subsequent Event [Line Items]
Shares of stock authorized under the plan | shares			5,000,000
Subsequent Event | 2017 Plan | Employee | IPO | Stock options
Subsequent Event [Line Items]
Number of options granted | shares			1,254,465
Subsequent Event | 2017 Plan | Non-employee director | IPO | Restricted Stock [Member]
Subsequent Event [Line Items]
Number of restricted shares granted | shares			15,475
Subsequent Event | Term Loan Facility
Subsequent Event [Line Items]
Term loan face amount | $				$ 350,000
Subsequent Event | Term Loan Facility | Base Rate [Member] | Maximum
Subsequent Event [Line Items]
Variable interest rate (as a percent)				2.50%
Subsequent Event | Term Loan Facility | Base Rate [Member] | Minimum
Subsequent Event [Line Items]
Variable interest rate (as a percent)				2.00%
Subsequent Event | Term Loan Facility | London Interbank Offered Rate (LIBOR) [Member]
Subsequent Event [Line Items]
LIBOR floor (as a percent)				1.00%
Subsequent Event | Term Loan Facility | London Interbank Offered Rate (LIBOR) [Member] | Maximum
Subsequent Event [Line Items]
Variable interest rate (as a percent)				3.50%
Subsequent Event | Term Loan Facility | London Interbank Offered Rate (LIBOR) [Member] | Minimum
Subsequent Event [Line Items]
Variable interest rate (as a percent)				3.00%
Class A Common Stock
Subsequent Event [Line Items]
Common stock, par value | $ / shares						$ 0.001		$ 0.001	$ 0.001
Class A Common Stock | IPO
Subsequent Event [Line Items]
Share price | $ / shares								$ 21.00
Class A Common Stock | Subsequent Event | IPO
Subsequent Event [Line Items]
Number of shares issued | shares	10,147,025
Share price | $ / shares	$ 21.00